Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 3,981	¥ 6,587